Performance Management - Prospectus Summary	Mar. 31, 2026
MFS Alabama Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.80%. During the period(s) shown in the bar chart, the highest quarterly return was 9.01% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.16)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Alabama Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.00%)	(0.56%)	1.37%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.02%)	(0.58%)	1.34%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.65%	0.12%	1.65%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.37%)	(0.78%)	1.20%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.66%	0.58%	2.06%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.71%	0.64%	2.12%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Alabama Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.80%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.16%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Arkansas Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.29%. During the period(s) shown in the bar chart, the highest quarterly return was 8.74% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.13)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Arkansas Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.56%)	(0.11%)	1.50%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.58%)	(0.13%)	1.47%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.00%	0.53%	1.77%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(0.92%)	(0.34%)	1.33%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.84%	0.85%	2.03%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		4.03%	0.92%	2.10%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Arkansas Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.29%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.74%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.13%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS California Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.90%. During the period(s) shown in the bar chart, the highest quarterly return was 8.23% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.60)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS California Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.51%)	(0.31%)	1.84%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.53%)	(0.34%)	1.81%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.46%	0.42%	2.10%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.87%)	(0.55%)	1.67%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.14%	(0.33%)	1.55%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.01%	0.65%	2.36%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.08%	0.72%	2.44%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS California Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.90%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.23%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.60%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Georgia Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.72%. During the period(s) shown in the bar chart, the highest quarterly return was 8.44% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.01)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Georgia Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.96%)	(0.34%)	1.38%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.98%)	(0.35%)	1.37%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.65%	0.28%	1.64%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.44%)	(0.60%)	1.22%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.70%	0.78%	2.07%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.66%	0.82%	2.11%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Georgia Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.72%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.44%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.01%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Maryland Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.54%. During the period(s) shown in the bar chart, the highest quarterly return was 8.32% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.68)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Maryland Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.81%)	(0.10%)	1.59%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.85%)	(0.13%)	1.56%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.75%	0.50%	1.85%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.17%)	(0.36%)	1.42%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.77%	0.99%	2.28%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.95%	1.08%	2.34%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Maryland Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.54%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.68%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Massachusetts Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.73%. During the period(s) shown in the bar chart, the highest quarterly return was 7.93% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.89)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Massachusetts Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.41%)	(0.42%)	1.45%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.46%)	(0.45%)	1.42%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.37%	0.25%	1.75%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.78%)	(0.64%)	1.27%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.17%	0.69%	2.14%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.37%	0.79%	2.22%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Massachusetts Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.73%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.93%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.89%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Mississippi Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.61%. During the period(s) shown in the bar chart, the highest quarterly return was 7.83% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.97)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Mississippi Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.61%)	(0.48%)	1.32%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.65%)	(0.50%)	1.29%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.93%	0.21%	1.63%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(0.87%)	(0.64%)	1.23%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.91%	0.47%	1.85%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.97%	0.53%	1.90%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Mississippi Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.83%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.97%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.74%. During the period(s) shown in the bar chart, the highest quarterly return was 8.40% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.58)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Municipal Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.04%)	0.00%	1.97%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.08%)	(0.04%)	1.94%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.78%	0.63%	2.18%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.40%)	(0.23%)	1.80%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.59%	0.13%	1.81%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.60%	1.12%	2.67%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.68%	1.19%	2.73%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Municipal Income Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.74%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.40%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.58%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Municipal Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A1 Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.87%. During the period(s) shown in the bar chart, the highest quarterly return was 8.46% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.51)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Municipal Income Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A1 | Average Annual Return, Percent		(0.79%)	0.24%	2.22%
Class A1 | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A1 | After Taxes on Distributions | Average Annual Return, Percent		(0.84%)	0.19%	2.18%
Class A1 | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A1 | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.02%	0.86%	2.43%
Class B1 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B1 | Average Annual Return, Percent		(1.14%)	0.02%	2.03%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Municipal Income Fund | Class A1
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.87%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.46%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.51%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Municipal Intermediate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 1.94%. During the period(s) shown in the bar chart, the highest quarterly return was 6.82% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.08)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Municipal Intermediate Fund		12 Months Ended	55 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.75%
Bloomberg Municipal Bond Index | Performance Inception Date			May 18, 2021
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal 1-15 Year Index
Bloomberg Municipal 1-15 Year Index | Average Annual Return, Percent		5.18%	1.19%
Bloomberg Municipal 1-15 Year Index | Performance Inception Date			May 18, 2021
A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
A | Average Annual Return, Percent		0.74%	0.39%
A | Performance Inception Date			May 18, 2021
A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
A | After Taxes on Distributions | Average Annual Return, Percent		0.69%	0.32%
A | After Taxes on Distributions | Performance Inception Date			May 18, 2021
A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
A | After Taxes on Distributions and Sales | Average Annual Return, Percent		1.77%	0.84%
A | After Taxes on Distributions and Sales | Performance Inception Date			May 18, 2021
C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
C | Average Annual Return, Percent		3.32%	0.57%
C | Performance Inception Date			May 18, 2021
I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
I | Average Annual Return, Percent		5.34%	1.56%
I | Performance Inception Date			May 18, 2021
R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
R6 | Average Annual Return, Percent		5.53%	1.62%
R6 | Performance Inception Date			May 18, 2021

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Municipal Intermediate Fund | A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	1.94%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	6.82%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.08%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS New York Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 3.10%. During the period(s) shown in the bar chart, the highest quarterly return was 9.32% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.92)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS New York Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.48%)	(0.30%)	1.61%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.52%)	(0.33%)	1.57%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.47%	0.41%	1.90%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.75%)	(0.53%)	1.44%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.14%	(0.16%)	1.44%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.16%	0.83%	2.31%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.25%	0.93%	2.39%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS New York Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	3.10%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.32%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.92%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS North Carolina Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.96%. During the period(s) shown in the bar chart, the highest quarterly return was 8.01% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.93)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS North Carolina Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.21%)	(0.27%)	1.42%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.23%)	(0.29%)	1.41%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.56%	0.36%	1.71%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.49%)	(0.50%)	1.26%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.51%	(0.13%)	1.25%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.39%	0.84%	2.13%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.47%	0.91%	2.18%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS North Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.96%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.93%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Pennsylvania Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.71%. During the period(s) shown in the bar chart, the highest quarterly return was 7.70% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.79)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Pennsylvania Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.91%)	(0.13%)	1.86%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(0.95%)	(0.16%)	1.84%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.77%	0.51%	2.10%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.28%)	(0.39%)	1.70%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.70%	0.83%	2.41%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.78%	0.90%	2.49%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Pennsylvania Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.71%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.70%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.79%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS South Carolina Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.93%. During the period(s) shown in the bar chart, the highest quarterly return was 8.53% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (6.09)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS South Carolina Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.29%)	(0.53%)	1.28%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.31%)	(0.55%)	1.27%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.55%	0.15%	1.58%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.66%)	(0.77%)	1.12%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.37%	0.58%	1.98%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.44%	0.65%	2.02%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS South Carolina Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.93%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.53%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.09%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS Virginia Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.49%. During the period(s) shown in the bar chart, the highest quarterly return was 8.61% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.71)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS Virginia Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(1.19%)	(0.44%)	1.44%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.23%)	(0.47%)	1.41%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.52%	0.24%	1.73%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.56%)	(0.68%)	1.28%
Class C | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class C | Average Annual Return, Percent		1.44%	(0.32%)	1.27%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.44%	0.66%	2.14%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.63%	0.77%	2.22%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.49%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.61%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.71%)
Lowest Quarterly Return, Date	Mar. 31, 2022
MFS West Virginia Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.
Bar Chart Narrative [Text Block]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart [Heading]	Class A Bar Chart.
Bar Chart Closing [Text Block]

The total return for the six-month period ended June 30, 2026, was 2.61%. During the period(s) shown in the bar chart, the highest quarterly return was 8.29% (for the calendar quarter ended December 31, 2023) and the lowest quarterly return was (5.03)% (for the calendar quarter ended March 31, 2022).

Performance Table Heading	Performance Table.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance [Table]
Average Annual Total Returns - Prospectus Summary - MFS West Virginia Municipal Bond Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg Municipal Bond Index | Average Annual Return, Label [Optional Text]	Bloomberg Municipal Bond Index
Bloomberg Municipal Bond Index | Average Annual Return, Percent		4.25%	0.80%	2.34%
Class A | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class A | Average Annual Return, Percent		(0.98%)	(0.20%)	1.43%
Class A | After Taxes on Distributions | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions
Class A | After Taxes on Distributions | Average Annual Return, Percent		(1.03%)	(0.23%)	1.41%
Class A | After Taxes on Distributions and Sales | Average Annual Return, Label [Optional Text]	Returns After Taxes on Distributions and Sale of Fund Shares
Class A | After Taxes on Distributions and Sales | Average Annual Return, Percent		0.61%	0.43%	1.73%
Class B | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class B | Average Annual Return, Percent		(1.46%)	(0.47%)	1.27%
Class I | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class I | Average Annual Return, Percent		3.69%	0.93%	2.14%
Class R6 | Average Annual Return, Label [Optional Text]	Returns Before Taxes
Class R6 | Average Annual Return, Percent		3.65%	0.98%	2.17%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (For the Periods Ended December 31, 2025)
Performance Table One Class of after Tax Shown [Text]	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Reflects no deduction for fees, expenses, or taxes
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Performance Availability Website Address [Text]	mfs.com
Performance Availability Phone [Text]	1-800-225-2606
MFS West Virginia Municipal Bond Fund | Class A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The total return for the six-month period ended
Bar Chart, Year to Date Return	2.61%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.29%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(5.03%)
Lowest Quarterly Return, Date	Mar. 31, 2022